CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Income
Loans, Including Fees	$ 39,735,615	$ 41,350,195	$ 41,963,113
Federal Funds Sold	32,100	39,199	99,273
Deposits with Other Banks	41,639	26,704	42,903
Investment Securities
U. S. Government Agencies	4,737,878	3,516,978	4,824,423
State, County and Municipal	99,736	123,972	206,483
Corporate Obligations	0	47,275	76,029
Dividends on Other Investments	115,134	81,398	77,203
Interest Income	44,762,102	45,185,721	47,289,427
Interest Expense
Deposits	5,113,024	5,821,366	8,737,281
Federal Funds Purchased	19	116	0
Borrowed Money	1,685,744	1,675,164	2,279,469
Interest Expense	6,798,787	7,496,646	11,016,750
Net Interest Income	37,963,315	37,689,075	36,272,677
Provision for Loan Losses	1,308,000	4,485,000	6,784,767
Net Interest Income After Provision for Loan Losses	36,655,315	33,204,075	29,487,910
Noninterest Income
Service Charges on Deposits	4,567,716	4,690,599	3,572,897
Other Service Charges, Commissions and Fees	2,468,881	1,725,271	1,514,898
Mortgage Fee Income	419,963	484,396	400,009
Securities Gains (Losses)	23,735	(363,804)	2,837,464
Gain on Sale of SBA Loans	0	635,190	305,924
Other	1,644,294	1,205,631	1,102,077
Noninterest Income	9,124,589	8,377,283	9,733,269
Noninterest Expenses
Salaries and Employee Benefits	17,507,926	16,691,972	15,564,893
Occupancy and Equipment	4,062,844	3,794,524	3,878,268
Directors' Fees	392,132	416,972	465,220
Legal and Professional Fees	785,683	721,322	1,085,881
Foreclosed Property	2,701,436	3,918,128	5,613,316
FDIC Assessment	965,898	1,321,981	1,497,974
Advertising	652,374	508,292	422,718
Software	925,489	852,475	789,226
Telephone	735,735	778,151	744,930
ATM/Card Processing	865,519	641,228	511,186
Other	5,384,956	4,972,404	4,805,418
Noninterest Expense	34,979,992	34,617,449	35,379,030
Income Before Income Taxes	10,799,912	6,963,909	3,842,149
Income Taxes	3,268,287	2,334,864	1,200,851
Net Income	7,531,625	4,629,045	2,641,298
Preferred Stock Dividends	2,688,604	1,508,761	1,435,385
Net Income Available to Common Stockholders	$ 4,843,021	$ 3,120,284	$ 1,205,913
Net Income Per Share of Common Stock, Basic and Diluted (in dollars per share)	$ 0.57	$ 0.37	$ 0.14
Cash Dividends Declared Per Share of Common Stock (in dollars per share)	$ 0	$ 0	$ 0
Weighted Average Shares Outstanding, Basic and Diluted (in shares)	8,439,258	8,439,258	8,439,258